SHARE-BASED EXPENSE	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
SHARE-BASED EXPENSE	SHARE-BASED EXPENSE
Share-based payment reserve

	As at December 31, 2025	As at December 31, 2024
Opening balance	$8,492	$2,419
Charge for the year	30,727	9,026
Share-based payments settled in the year	(8,305)	(2,953)
Closing balance	$30,914	$8,492

	Stock option units ("Stock options')	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, January 1, 2024	—	1,496,213	—	—
Granted	199,998	16,126	39,817	—
Forfeited	—	(9,989)	—	—
Settled	—	(327,476)	—	—
Closing balance, December 31, 2024	199,998	1,174,874	39,817	—
Granted	2,154,500	2,891,940	138,186	3,427,156
Settled	—	(749,346)	—	—
Closing balance, December 31, 2025	2,354,498	3,317,468	178,003	3,427,156
The stock option, RSU, DSU, and PSU amounts have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 20, 2025, unless otherwise noted.
Stock Options

On September 7, 2023, the Company adopted a plan providing for the grant of stock options to directors, senior officers or employees of the Company to purchase common shares. Stock options are granted at the weighted average trading price for the 5 consecutive trading days immediately prior to the relevant date. Vesting and term conditions are determined at the discretion of the Board.

The Board authorized a maximum of 5% of the total number of shares outstanding be issuable under the plan. The number of securities issuable to insiders, at any time, under all Share Compensation Arrangements, shall not exceed 10% of the issued and outstanding securities and that the number of securities issued to insiders, within any one-year period, under all Share Compensation Arrangements, shall not exceed 10% of the issued and outstanding securities. In the event of a change of control, all vested stock options may be exercised and the holder shall receive the securities, property or cash that they would have been entitled to had they exercised the options immediately prior to the change of control, unless the directors of the Company determine a different basis for the exercise of options. In connection with the proposed acquisition of the Company (see Note 32), under the terms of the agreement, all outstanding options would vest, be exercised and a payment calculated based on the difference in the acquisition share price and strike price of the options would be paid to all option holders.
On September 8, 2023, the Company granted 199,998 stock options to certain directors, with a three-year, equal annual tranche vesting period and an expiration term of 7 years. Using a Black-Scholes valuation model, the options were valued at CAD$8.82 per option, using an exercise price of CAD$17.61 per share, volatility of 38%, 0% expected dividend yield, expected life of 7 years, and a 4% interest rate. As of December 31, 2025, the remaining contractual life of these options was 4.7 years and 133,332 of these options were exercisable (2024 - 66,666).

On December 16, 2025, 2,154,500 options were issued to directors and senior management personnel, with a three-year, equal annual tranche vesting period and an expiration term of 7 years. Using a Black-Scholes valuation model, the options were valued at CAD$18.94 per option, using an exercise price of CAD$31.11 per share, volatility of 59% determined based on the Company's share price history, 0% expected dividend yield, expected life of 7 years, and a 3% risk-free interest rate. As of December 31, 2025, the remaining contractual life of these options was 7 years and none of these options were exercisable.

For the year ended December 31, 2025, the Company recorded $1.1 million share-based expense for stock options (for the year ended December 31, 2024, $0.6 million).
Restricted Shares Units (“RSUs”)

On September 7, 2023, the Company adopted a plan providing for the payment of bonuses in the form of the acquisition of Shares or, at the option of the Company, cash by participants for the purpose of advancing the interests of the Company through the motivation, attraction and retention of eligible employees and eligible contractors. A maximum of 17,550,697 shares are issuable under the Plan. Vesting and term conditions are determined at the discretion of the Board. In the event of a change of control, all RSUs outstanding shall immediately vest and be payable in cash on the date immediately prior to the change of control, regardless of the restricted period. The payment shall be in an amount equal to the market value of the shares underlying the RSU calculated as at the date that is two business days prior to the change of control.

Date	RSUs granted	RSUs outstanding	Grant price	Vesting conditions and other matters
September 7, 2023	1,191,211	1,141,265	$13.35	67,425 units vesting in equal tranches over three years and 1,123,786 units vesting on third anniversary.
November 9, 2023	305,000	—	$8.94 (CAD$12.33)	Vesting in equal tranches over three years. Accelerated. (1)
August 8, 2024	16,125	10,750	$6.20 (CAD$8.50)	Vesting in equal tranches over three years.
January 21, 2025	816,943	782,125	$7.10 (CAD$10.17)	Vesting 50% on first anniversary, 25% tranches vesting each on second and third anniversaries.
April 13, 2025	2,075,000	1,383,328	$12.01 (CAD$16.68)	Vesting in equal tranches on November 24, 2025, February 24, 2026 and May 26, 2026
Total	4,404,279	3,317,468
(1)On September 9, 2024, the Board approved the immediate vesting of these RSUs and corresponding shares issuance. Out of the total charge for the period noted above, the Company capitalized the total accelerated expense of this RSU grant to the Kurmuk project, for $2.7 million.

For the year ended December 31, 2025, the Company recorded $30.5 million share-based compensation expense and has 3,317,468 RSUs outstanding (year ended December 31, 2024 - $5.7 million).

Deferred Share Units ("DSUs")

To align interests between eligible directors and the shareholders of the Company, a DSU plan was adopted on September 7, 2023, providing eligible directors the ability to elect to be paid a portion of annual director compensation in DSUs. Eligible officers can elect to be paid their long term incentive compensation in DSUs. In the event of a change of control, all DSUs outstanding become payable once the holder ceases to be a director or officer of the Company.

Date	DSUs granted and outstanding	Grant date price
April 16, 2024	6,768	$8.70 (CAD$11.79)
May 21, 2024	11,011	$6.72 (CAD$9.15)
August 15, 2024	10,805	$6.84 (CAD$9.39)
November 14, 2024	11,232	$6.60 (CAD$9.21)
April 2, 2025	9,812	$10.37 (CAD$14.85)
May 14, 2025	14,277	$11.66 (CAD$16.29)
August 13, 2025	13,964	$11.92 (CAD$16.39)
November 12, 2025	10,134	$16.48 (CAD$23.10)
December 16, 2025	90,000	$22.59 (CAD$31.11)
Total	178,003

For the year ended December 31, 2025, the Company recorded $3.7 million share-based compensation expense from the DSUs granted in the year (2024 - $0.3 million). As of December 31, 2025, $4.1 million of DSU liabilities are included in other payables (refer to note 20).

Performance Share Units ("PSUs")

On September 7, 2023, the Company adopted a plan to provide additional rewards to senior management for services performed and to promote a greater alignment of interest between senior management and shareholders of the Company. The Plan is administered by the Board of Directors, through a Compensation Committee, which determines specific in regards to the value of the PSUs, the vesting period and the performance indicator on which the issuance is based. Under the terms of the plan, in the event of a change of control, all outstanding PSUs vest and become payable immediately on the date prior to the change of control, regardless of their stated performance periods.

On January 21, 2025, the Company issued 1,084,656 PSUs at a price of $7.11 (CAD$10.17), with a two-year vesting period ending on December 31, 2026, to eligible senior management, to be settled in cash in an amount based on the Company's common share price and a multiplier based on the relative value of the Company's common share price in relation to the S&P Global Gold index (the "index").

On December 16, 2025, the Company issued 2,342,500 PSUs at a price of $22.60 (CAD$31.11) to eligible senior management to be settled in cash in an amount based on the growth of the Company's common share price on maturity and a multiplier based on the growth of the Company's common share price in comparison with that of the share prices of the constituents of the S&P/TMX Global Gold Index. The PSUs vest on the earlier of December 14, 2028, a three year time frame, or, should the Company's shares trade on the TSX at a price 40% above the initial price for 4 months, maturity will be at the end of that four month period. Further, for approximately 75% of the units the maximum payable will be limited to a payment of 62.5% of the total payable amount otherwise, unless the share price increase is equal to or greater than 80% from the initial price. Based on management's judgement and statistical modelling, December 14, 2028 was determined to be the most probable maturity date as of the date of grant and is therefore used as the vesting date for accounting purposes.

As of December 31, 2025, the Company recognized $24.9 million expense from stock based compensation related to PSUs (2024 - $nil). As of December 31, 2025, $24.9 million of PSU liabilities are included in other payables (refer to note 20).